DESCRIPTION OF BUSINESS (Details Narrative)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Business combination description	On July 12, 2023, both parties entered into another LOI with an expiry date of August 14, 2024 (see below). The LOI contemplates a valuation of the Company before the BCA’s execution of $269,000, excluding a seller earnout of approximately $31,000 for the Company.